Investments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Sep. 30, 2014
Sale of Equity Method Investment [Abstract]
Percentage of ownership				100.00%
Other than temporary impairment for equity method investments	$ 2.6	$ 4.8
Australian Radio Network [Member]
Sale of Equity Method Investment [Abstract]
Percentage of ownership			50.00%
Other than temporary impairment for equity method investments			$ 95.4